RESEARCH AND DEVELOPMENT - Disclosure of research and development expense (Details) - CAD ($)	4 Months Ended	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020
Research And Development [Line Items]
Research and development expense	$ 42,009	$ 6,313,988	$ 354,852
Laboratory costs [Member]
Research And Development [Line Items]
Research and development expense	27,164	82,871	25,874
Novel drug development [Member]
Research And Development [Line Items]
Research and development expense	0	3,638,910	110,029
Patents and related payments [Member]
Research And Development [Line Items]
Research and development expense	0	513,302	13,895
Salary and subcontractors [Member]
Research And Development [Line Items]
Research and development expense	14,845	1,369,769	43,754
Share-based compensation [Member]
Research And Development [Line Items]
Research and development expense	$ 0	$ 709,136	$ 161,300